Accounts and Other Payable (Details)	12 Months Ended
Dec. 31, 2024
Bottom of Range [Member]
Accounts and Other Payable (Details) [Line Items]
Accounts payable are non-interest-bearing term	15 years
Other payable non-interest-bearing term	30 years
Top of Range [Member]
Accounts and Other Payable (Details) [Line Items]
Accounts payable are non-interest-bearing term	60 years
Other payable non-interest-bearing term	120 years